RESTRUCTURING COSTS AND OTHER CHARGES (Schedule of restructuring and related costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Total	$ 1,322	$ 6,895	$ 0
Cost of revenue [Member]
Restructuring Cost and Reserve [Line Items]
Total		55
Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Total		4,078
Selling and marketing [Member]
Restructuring Cost and Reserve [Line Items]
Total		2,515
General and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Total		247
Employee termination costs [Member]
Restructuring Cost and Reserve [Line Items]
Total	1,322	1,405
Employee termination costs [Member] | Cost of revenue [Member]
Restructuring Cost and Reserve [Line Items]
Total	9	29
Employee termination costs [Member] | Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Total	331	676
Employee termination costs [Member] | Selling and marketing [Member]
Restructuring Cost and Reserve [Line Items]
Total	693	495
Employee termination costs [Member] | General and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Total	$ 289	205
Contract termination [Member]
Restructuring Cost and Reserve [Line Items]
Total		121
Contract termination [Member] | Cost of revenue [Member]
Restructuring Cost and Reserve [Line Items]
Total		26
Contract termination [Member] | Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Total		17
Contract termination [Member] | Selling and marketing [Member]
Restructuring Cost and Reserve [Line Items]
Total		36
Contract termination [Member] | General and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Total		42
Intangible assets write-off [Member]
Restructuring Cost and Reserve [Line Items]
Total		5,369
Intangible assets write-off [Member] | Cost of revenue [Member]
Restructuring Cost and Reserve [Line Items]
Total		0
Intangible assets write-off [Member] | Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Total		3,385
Intangible assets write-off [Member] | Selling and marketing [Member]
Restructuring Cost and Reserve [Line Items]
Total		1,984
Intangible assets write-off [Member] | General and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Total		$ 0